Annual Operating Expenses {- Fidelity Flex Small Cap Index Fund} - 04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-09 - Fidelity Flex Small Cap Index Fund - Fidelity Flex Small Cap Index Fund
Jun. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a)The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.